-------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------
                                  July 31, 2001
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                                   Value Line
                             Aggressive Income Trust







                              ---------------------

                                     [LOGO]

                                   VALUE LINE

                                     No-Load
                                     Mutual
                                      Funds

                             ---------------------

INVESTMENT ADVISER    Value Line, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

DISTRIBUTOR           Value Line Securities, Inc.
                      220 East 42nd Street
                      New York, NY 10017-5891

CUSTODIAN BANK        State Street Bank and Trust Co.
                      225 Franklin Street
                      Boston, MA 02110

SHAREHOLDER           State Street Bank and Trust Co.
SERVICING AGENT       c/o NFDS
                      P.O. Box 219729
                      Kansas City, MO 64141-9729

INDEPENDENT           PricewaterhouseCoopers LLP
ACCOUNTANTS           1177 Avenue of the Americas
                      New York, NY 10036-2798

LEGAL COUNSEL         Peter D. Lowenstein, Esq.
                      Two Sound View Drive, Suite 100
                      Greenwich, CT 06830

TRUSTEES              Jean Bernhard Buttner
                      John W. Chandler
                      Frances T. Newton
                      Francis C. Oakley
                      David H. Porter
                      Paul Craig Roberts
                      Marion N. Ruth
                      Nancy-Beth Sheerr

OFFICERS              Jean Bernhard Buttner
                      Chairman and President
                      Bradley T. Brooks
                      Vice President
                      Bruce H. Alston
                      Vice President
                      David T. Henigson
                      Vice President and
                      Secretary/Treasurer
                      Joseph Van Dyke
                      Assistant Secretary/Treasurer
                      Stephen La Rosa
                      Assistant Secretary/Treasurer

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants, and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

Value Line Agressive Income Trust




                                                               To Our Value Line
--------------------------------------------------------------------------------


To Our Shareholders:

During the six months ended July 31, 2001 the total return of the Value Line Aggressive Income Trust was -0.50%. This record outperformed the Lehman Brothers High Yield Index(1), a proxy for the overall high-yield market, which lost 1.89% over the same period.

Thus far in 2001,  we have seen a  significant  increase  in  high-yield  (below investment-grade) bond issuance, as many companies have taken advantage of the improved market liquidity as compared to last year. Despite the ample liquidity provided by the U.S. Federal Reserve, however, both the domestic and international economic data continues to be comparatively weak. In fact, the U.S. corporate default rate continues to climb, (reaching roughly 8% on a twelve month trailing basis as of the end of July), and Moody's has forecast that this number will likely plateau around 10% sometime in the first quarter of 2002. Standard & Poor's is also projecting corporate defaults to come close to the previous peak set in 1991 in the wake of the last U.S. recession. Many of these problems, though, have and will likely continue to be concentrated in the Telecommunications sector, which we have significantly underweighted in the Aggressive Income Trust. Additionally, the market appears to have already discounted many of the future potential economic hurdles as high-yield spreads on low rated credit issues continue to trade at the wider end of their historical range.

Given that we expect continued domestic economic weakness for another quarter or two, we are focusing our investments in the more liquid and stronger credits available in the high-yield sector. Also, we have broadly diversified the portfolio to lessen exposure to any one industry. Currently, energy related securities account for the Trust's largest sector weighting (13%), as we look for relatively strong cash flow from this sector, even if commodity prices should fall in the near future. As the economy works its way through the excesses of the last few years, we expect the overall credit picture in the U.S. to improve, as well as the long-term returns for the high-yield asset class.

Thank you for investing with us.


                     Sincerely,

                     /s/ Jean Bernhard Buttner
                     -------------------------
                     Jean Bernhard Buttner
                     Chairman and President

August 24, 2001


(1) The Lehman Brothers High Yield Index is representative of the broad based fixed-income market. It includes non-investment grade corporate bonds. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this unmanaged Index.



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2

                                               Value Line Agressive Income Trust


Aggressive Income Trust Shareholders
--------------------------------------------------------------------------------


Economic Observations

The U.S. economy, which has decelerated markedly over the past year, now appears to be in the process of bottoming out. Indeed, going forward, we would expect the succession of interest rate cuts that have been effected by the Federal Reserve, along with any that are likely to follow, the comparatively high levels of consumer confidence and personal spending, and some projected late-2001 inventory building to combine to set into motion an initially slow business recovery over the next several quarters.

Inflationary pressures, meantime, are continuing to be kept at bay. This benign pricing, which remains rooted in both sustained increases in productivity (or labor-cost efficiency) and the pronounced slowdown in industrial and labor demand arising from the weak economy, is now also being underpinned by recent reductions in energy prices. To be sure, as the economy improves, some increase in pricing pressure will evolve over the next year. But absent a more vigorous business recovery than we now expect, inflation should remain muted over the next six to 12 months, at least.

Finally, the Federal Reserve, which has been most supportive with seven interest rate reductions thus far this year, may possibly again come to the aid of the economy with another rate cut this fall, as the nationis central bank strives to prevent the first domestic recession (i.e., two consecutive quarters of declining gross domestic product) in more than a decade.

Performance Data:*

                                             1 year ended      5 years ended   10 years ended
                                                6/30/01           6/30/01          6/30/01
                                            --------------------------------------------------
Average Annual Total Return*..............      -15.28%            .84%             6.57%

                                             1 year ended      5 years ended   10 years ended
                                                7/31/01           7/31/01          7/31/01
                                            --------------------------------------------------
Average Annual Total Return*..............      -13.84%            1.00%            6.46%



* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.


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                                                                               3

Value Line Agressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------


   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------

CONVERTIBLE BONDS & NOTES (7.8%)

               ADVERTISING (0.4%)
   $ 500,000   Doubleclick, Inc., Subordinated Notes, 43/4%, (each note is convertible
                 to 24.2424 shares of Common Stock at any time) 3/16/06....................    $ 366,875
                                                                                             -----------

               AUTO PARTS (1.5%)
   1,500,000   Tower Automotive, Inc. Senior Subordinated Notes, 5%, (each note is convertible
                 to 38.6399 shares of Common Stock at any time) 8/1/04.....................    1,335,000
                                                                                             -----------

               COMPUTER & PERIPHERALS (0.9%)
   1,000,000   Quantum Corp., Senior Subordinated Notes, 7%, (each note is convertible to
                 21.59 shares of Quantum Corp.-- DLT Storage and 10.79 shares of
                 Quantum Corp.-- Hard Disk Drive Common Stock at any time) 8/1/04..........      872,500
                                                                                             -----------

               COMPUTER SOFTWARE & SERVICES (0.1%)
     500,000   At Home Corp. Subordinated Notes, 43/5%, (each note is convertible to
                 17.6940 shares of Common Stock at any time) 12/15/06......................      118,750
                                                                                             -----------

               DIVERSIFIED COMPANIES (0.9%)
   1,000,000   Mascotech, Inc., Subordinated Debentures, 41/2%, (each debenture is
                 convertible into cash ($545.16/debentures) at any time) 12/15/03..........      815,000
                                                                                             -----------

               FINANCIAL SERVICES (1.4%)
   2,000,000   E*Trade Group, Inc., Subordinated Notes, 6%, (each note is convertible
                 to 42.3729 shares of Common Stock at any time) 2/1/07.....................    1,280,000
                                                                                             -----------

               PETROLEUM--PRODUCING (0.8%)
   1,000,000   Lomak Petroleum, Inc., Subordinated Debentures, 6%, (each debenture is
                 convertible to 51.9480 shares of Common Stock at anytime) 2/1/07..........      753,750
                                                                                             -----------

               TELECOMMUNICATION SERVICES (1.2%)
     500,000   Akamai Technologies, Inc., Subordinated Notes, 51/2%, (each note is
                 convertible to 8.6603 shares of Common Stock at any time) 7/1/07..........      227,500
     500,000   Gilat Satellite Network, Ltd., Subordinated Notes, 41/4%, (each note is
                 convertible to 5.371 shares of Common Stock at anytime) 3/15/05...........      295,000
   1,000,000   Redback Networks, Inc., Subordinated Notes, 5%, (each note is convertible
                 to 5.2430 shares of Common Stock at anytime) 4/1/07.......................      578,750
                                                                                             -----------
                                                                                               1,101,250
                                                                                             -----------
               TOBACCO (0.6%)
     500,000   Vector Group, Ltd., Subordinated Notes, 61/4%, (each note is convertible to
                 27.3740 shares of Common Stock at anytime) 7/15/08 (1)....................      523,125
                                                                                             -----------
               TOTAL CONVERTIBLE BONDS & NOTES (Cost $6,853,131)  .........................    7,166,250
                                                                                             -----------


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4

                                               Value Line Agressive Income Trust

                                                       July 31, 2001 (Unaudited)

--------------------------------------------------------------------------------


   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (72.6%)

               ADVERTISING (2.3%)
 $ 2,000,000   Adams Outdoor Advertising, Ltd., Senior Notes, 103/4%, 3/15/06..............  $ 2,107,500
                                                                                             -----------

               AIR TRANSPORT (0.9%)
   1,000,000   Air Canada, Inc., Senior Notes, 101/4%, 3/15/11.............................      865,000
                                                                                             -----------

               AUTO PARTS--REPLACEMENT (0.4%)
     400,000   Pep Boys-Manny, Moe & Jack, Notes, 65/8%, 515/03............................      358,138
                                                                                             -----------

               CABLE TV (6.0%)
   1,000,000   Century Communications Corp., Senior Notes, 93/4%, 2/15/02..................    1,000,000
   1,000,000   Charter Communications Holdings, Senior Notes, 95/8%, 11/15/09 (1)..........    1,012,500
   1,000,000   Diamond Cable Communications Inc., Senior Discount Notes, 113/4%, 12/15/05..      585,000
   1,000,000   Insight Communications, Inc., Senior Discount Notes, (zero coupon until
                 2/15/06, 121/4% thereafter) 2/15/11 (1)...................................      582,500
   1,000,000   MediaCom LLC, Senior Notes, 91/2%, 1/15/13 (1)..............................    1,012,500
     530,000   Ono Financial PLC, Guaranteed Notes, 13%, 5/1/09............................      371,000
   1,000,000   RCN Corp., Senior Notes, 101/8%, 1/15/10....................................      400,000
   2,000,000   RCN Corp., Senior Discount Notes, (zero coupon until 10/15/02, 111/8%
                 thereafter) 10/15/07......................................................      540,000
                                                                                             -----------
                                                                                               5,503,500
                                                                                             ----------

               CHEMICAL--BASIC (1.1%)
   1,000,000   ISP Holdings, Inc., Senior Notes, Series "B", 93/4%, 2/15/02................      995,000
                                                                                             -----------

               CHEMICAL-DIVERSIFIED (1.1%)
   1,000,000   MacDermid, Inc., Senior Subordinated, Notes, 91/8%, 7/25/11 (1).............      990,000
                                                                                             -----------

               COMPUTER PERIPHERALS (1.1%)
   1,000,000   Unisys Corp., Senior Notes, 81/8%, 6/1/06...................................      972,500
                                                                                             -----------

               DIVERSIFIED COMPANIES (2.0%)
   1,000,000   Briggs & Straton Inc., Senior Notes, 85/8%, 3/15/11 (1).....................    1,020,000
   1,000,000   Holmes Products Corp., Senior Subordinated Notes, Series "B", 97/8%,
                 11/15/07 .................................................................      270,000
   1,000,000   Sea Containers Ltd. Senior Notes, 77/8%, 2/15/08............................      530,000
                                                                                             -----------
                                                                                               1,820,000
                                                                                             -----------

               DRUG (1.1%)
   1,000,000   Watson Pharmaceuticals, Inc. Senior Notes, 71/8%, 5/15/08 ..................    1,003,137
                                                                                             -----------


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                                                                               5

Value Line Agressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------


   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------

               ELECTRIC UTILITY--EAST (2.3%)
 $ 2,000,000   PSE&G Energy Holdings, Inc., Senior Notes, 85/8%, 2/15/08 (1)...............  $ 2,073,922
                                                                                             -----------

               ELECTRIC UTILITY--WEST (1.1%)
   1,000,000   PG&E National Energy Group, Inc., Senior Notes, 103/8%, 5/16/11 (1).........    1,051,606
                                                                                             -----------

               ENTERTAINMENT (1.6%)
   1,000,000   IMAX Corp., Senior Notes, 77/8%, 12/1/05....................................      450,000
   1,000,000   Star Choice Communications, Inc., Senior Secured Notes, 13%, 12/15/05.......    1,046,250
                                                                                             -----------
                                                                                               1,496,250
                                                                                             -----------
               ENVIRONMENTAL (1.1%)
   1,000,000   Allied Waste North America, Inc., Senior Notes, Series "B", 77/8%, 1/1/09...      992,500
                                                                                             -----------

               FINANCIAL SERVICES (0.7%)
   1,000,000   Vesta Insurance Group, Inc., Senior Debentures, 87/8%, 7/15/25..............      694,470
                                                                                             -----------

               FOREIGN TELECOMMUNICATIONS (0.0%)
   1,000,000   Dolphin Telecom PLC, Senior Discount Notes, (zero coupon until 6/1/03, 111/2%
                 thereafter), 6/1/08.......................................................       18,750
     500,000   World Access, Inc., Senior Notes, 131/4%, 1/15/08 (2) (4)...................       10,000
                                                                                             -----------
                                                                                                  28,750
                                                                                             -----------

               GROCERY (2.5%)
   1,000,000   Fleming Companies, Inc., Senior Subordinated Notes, Series "B", 101/2%,
                 12/1/04...................................................................    1,027,500
   1,500,000   Great Atlantic & Pacific Tea Co., Inc., Notes, 73/4%, 4/15/07...............    1,286,874
                                                                                             -----------
                                                                                               2,314,374
                                                                                             -----------

               HEALTHCARE INFORMATION SYSTEMS (2.3%)
   1,000,000   HealthSouth Corp., Senior Subordinated Notes, 103/4%, 10/1/08 ..............    1,095,000
   1,000,000   Iasis Healthcare Corp., Senior Subordinated Notes, 13%, 10/15/09............    1,005,000
                                                                                             -----------
                                                                                               2,100,000
                                                                                             -----------

               HOME BUILDING (4.0%)
   1,000,000   Hovnanian K. Enterprises Inc., Guaranteed Senior Notes, 101/2%, 10/01/07....    1,030,000
   1,000,000   Meritage Corp., Senior Notes, 93/4%, 6/1/11.................................    1,032,500
     500,000   WCI Communities Inc., Senior Subordinated Notes, 105/8%, 2/15/11............      532,500
   1,000,000   Webb Corp., Senior Notes, 93/4%, 1/15/08....................................    1,035,000
                                                                                             -----------
                                                                                               3,630,000
                                                                                             -----------


--------------------------------------------------------------------------------
6

                                               Value Line Agressive Income Trust

                                                       July 31, 2001 (Unaudited)

--------------------------------------------------------------------------------


   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------


               HOTEL/GAMING (8.0%)
 $ 1,500,000   Eldorado Resorts LLC, Senior Subordinated Notes, 101/2%, 8/15/06............  $ 1,530,000
   1,000,000   Hilton Hotels Corp., Senior Notes, 7.95%, 4/15/07...........................    1,022,219
   1,000,000   Hilton Hotels Corp., Senior Notes, 71/2%, 12/15/17..........................      884,366
   1,000,000   Isle of Capri Casinos, Inc., Senior Subordinated Notes, 83/4%, 4/15/09......      917,500
   1,000,000   John Q. Hammons Hotels, 1st Mortgage Notes, 87/8%, 2/15/04..................      985,000
   1,000,000   Meristar Hospitality Corp. Senior Notes, 9%, 1/15/08 (1)....................    1,010,000
   1,000,000   Sun International Hotels, Ltd., Senior Subordinated Notes, 9%, 3/15/07......    1,012,500
                                                                                             -----------
                                                                                               7,361,585
                                                                                             -----------

               INDUSTRIAL SERVICES (4.5%)
     500,000   Foster Wheeler Corp., Notes, 63/4%, 11/15/05................................      382,260
   1,000,000   Lone Star Technologies, Inc., Senior Subordinated Notes, 9%, 6/1/11 (1).....      932,500
   1,000,000   McDermott, Inc., Notes, 93/8%, 3/15/02......................................      895,000
   2,000,000   Navistar International, Senior Subordinated Notes, 8%, 2/1/08...............    1,905,000
                                                                                             -----------
                                                                                               4,114,760
                                                                                             -----------

               INSURANCE PROPERTY--CASUALTY (1.0%)
   1,000,000   Fairfax Final Holdings Ltd., Notes, 73/8%, 3/15/06..........................      902,389
                                                                                             -----------

               INTERNET (0.1%)
   1,000,000   North Point Communications, Inc., Senior Notes, 127/8%, 2/15/10 (2)(4)......       80,000
                                                                                             -----------

               MACHINERY (1.1%)
   1,000,000   AGCO Corp., Senior Notes, 91/2%, 5/1/08 (1).................................    1,000,000
                                                                                             -----------

               MEDICAL SERVICES (1.6%)
   1,500,000   Matria Healthcare, Inc., Senior Notes, 11%, 5/1/08 (1)......................    1,443,750
                                                                                             -----------

               NATURAL GAS--DIVERSIFIED (0.9%)
   1,000,000   Energy Corp., of America, Senior Subordinated Notes, Series "A" 91/2%,
                 5/15/07 ..................................................................      787,500
                                                                                             -----------

               OFFICE EQUIPMENT & SUPPLIES (2.2%)
   2,000,000   Office Depot Inc., Senior Subordinated Notes, 10%, 7/15/08 (1)..............    2,005,000
                                                                                             -----------

               OILFIELD SERVICES/EQUIPMENT (3.0%)
     750,000   Compagnie Generale de Geophysics, Inc., Senior Subordinated.  Notes, 105/8%,
                 11/15/07 (1)..............................................................      768,750
   1,000,000   Hornbeck Leevac Marine Services, Senior Notes, 105/8%, 8/1/08 (1)...........      987,500
   1,000,000   Trico Marine Services, Inc., Senior Notes, Series "G", 81/2%, 8/1/05........      961,250
                                                                                             -----------
                                                                                               2,717,500
                                                                                             -----------


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                                                                               7

Value Line Agressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------


   Principal
    Amount                                                                                       Value
---------------------------------------------------------------------------------------------------------

               PACKAGING & CONTAINER (1.0%)
 $ 1,000,000   Tekni-Plex, Inc., Senior Sub. Notes, 123/4%, 6/15/10........................    $ 875,000
                                                                                             -----------

               PETROLEUM--PRODUCING (7.4%)
   2,000,000   Abraxas Petroleum Corp., Senior Secured Notes, Series "A" 111/2%, 11/1/04...    1,800,000
   1,000,000   Belden & Blake Corp., Senior Subordinated Notes, Series "B", 97/8%, 6/15/07.      805,000
   1,000,000   Clark Oil & Refining Corp., Senior Notes, 91/2%, 9/15/04....................      870,000
     500,000   Clark Refining & Marketing, Inc. Senior Subordinated Notes, 87/8%, 11/15/07.      310,000
   1,000,000   Ferrellgas Partners LP, Senior Subordinated Secured Notes, Series "B",
                 93/4%, 6/15/06............................................................    1,006,250
   1,000,000   Pennzoil Quaker State Co., Senior Subordinated Notes, 8.65%, 12/1/02........    1,020,670
   1,000,000   Tesoro Petroleum Corp., Senior Subordinated Notes, Series "B", 9%, 7/1/08...    1,000,000
                                                                                             -----------
                                                                                               6,811,920
                                                                                             -----------
               R.E.I.T. (1.1%)
   1,000,000   LNR Property Corp., Senior Subordinated Notes, 101/2%, 1/15/09..............    1,020,000
                                                                                             -----------

               RECREATION (0.1%)
     500,000   Polaroid Corp., Notes, Series "A", 63/4%, 1/15/02 (2) (4)...................       82,500
                                                                                             -----------

               RETAIL STORE (5.1%)
   1,900,000   J.C. Penny Co., Inc., Debentures, 6%, 5/1/06................................    1,653,353
   1,000,000   J.C. Penny Co., Inc., Notes, 61/8%, 11/15/03................................      953,673
   1,000,000   K-mart Corp., Debentures, 121/2%, 3/1/05....................................    1,088,422
   1,000,000   K-mart Corp., Senior Notes, 93/8%, 2/1/06...................................    1,002,941
                                                                                             -----------
                                                                                               4,698,389
                                                                                             -----------
               TELECOMMUNICATIONS EQUIPMENT (0.2%)
     500,000   Williams Communications Group, Inc., Senior Notes, 107/8%, 10/1/09..........      215,000
                                                                                             -----------

               TELECOMMUNICATION SERVICES (3.0%)
     220,000   Concentric Network Corp., Senior Notes, 123/4%, 12/15/07....................       67,100
     500,000   Exodus Communications, Inc., Senior Notes, 115/8%, 7/15/10..................      160,000
     500,000   Level 3 Communications, Inc., Senior Notes, 91/8%, 5/1/08...................      272,500
     500,000   Millicom International Cellular SA, Senior Subordinated Discount Notes,
                 131/2%, 6/1/06............................................................      415,000
   1,000,000   Nextlink Communications, Inc., Senior Notes, 103/4%, 7/1/06.................      355,000
   1,000,000   Orion Network Services, Inc., Senior Notes, 111/4%, 1/15/07.................      410,000
   1,000,000   Price Communication Wireless, Inc., Senior Secured Notes,
                 Series "B", 91/8%, 12/15/06...............................................    1,040,000
   1,000,000   Teligent Inc., Senior Notes, 111/2%, 12/15/07...............................        5,000
                                                                                             -----------
                                                                                               2,724,600
                                                                                             -----------


--------------------------------------------------------------------------------
8

                                               Value Line Agressive Income Trust

                                                       July 31, 2001 (Unaudited)

--------------------------------------------------------------------------------


    Principal
    Amount or
    Number of
     Shares                                                                                      Value
---------------------------------------------------------------------------------------------------------

               WIRELESS NETWORKING (0.7%)
 $ 1,000,000   AMSC Acquisition Inc., Senior Notes, 121/4%, 4/1/08.........................    $ 197,500
   1,000,000   Metrocall Inc., Senior Subordinated Notes, 11%, 9/15/08.....................       60,000
   1,000,000   Spectrasite Holdings Inc., Senior Discount Notes, Series "B",
                 (zero coupon until 3/15/05, 107/8% thereafter) 3/15/10....................      350,000
                                                                                             -----------
                                                                                                 607,500
                                                                                             -----------
               TOTAL CORPORATE BONDS & NOTES (Cost $68,119,260) ...........................   66,444,040
                                                                                             -----------

CONVERTIBLE PREFERRED STOCKS (0.3%)

               CABLE TV (0.2%)
       5,000   Unitedglobalcom, Inc., Series "C", Par $50 (each share is convertible
                 to 1.1862 shares of Common Stock @ $42.15), 7%, 12/31/49 (1) (2)..........     $ 60,000
      10,000   Unitedglobalcom, Inc., Series "D", Par $50 (each share is
                 convertible to .7838 shares of Common Stock @ $63.79), 7%, 12/31/49 (2)...      112,500
                                                                                             -----------
                                                                                                 172,500
                                                                                             -----------

               ELECTRONICS (0.1%)
       9,100   Morgan Stanley Dean Witter & Co. Series JDSU, Par $21.90 (each share is convertible to 0.2000 shares of JDS Uniphase Corp.  Common Stock)
                 10%, 6/28/02..............................................................       46,865
                                                                                             -----------

               INTERNET (0.0%)
      15,000   Psinet, Inc., Series "D", Par $50 (each share is convertible to .9352
                 shares of Common Stock @ 53.465), 7%, 12/31/49 (1) (2) (4)................        6,450
                                                                                             -----------
               TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,498,454)  ......................      225,815
                                                                                             -----------

PREFERRED STOCKS (1.0%)

               CABLE (1.0%)
      10,000   Adelphia Communications Corp., Series B, 13%, each share is exchangeable one
                 for one into Debentures, Par $100, 7/15/09................................      930,000
                                                                                             -----------

               TELECOMMUNICATION SERVICES (0.0%)
       4,787   XO Communications, Inc., 14%, each share is exchangeable one for one into
                 Debentures, Par $ 50, 2/1/09 (3)..........................................       19,148
                                                                                             -----------
               TOTAL PREFERRED STOCKS (Cost $1,240,326)  ..................................      949,148
                                                                                             -----------


--------------------------------------------------------------------------------
                                                                               9

Value Line Agressive Income Trust

Schedule of Investments
--------------------------------------------------------------------------------


    Number of
     Shares                                                                                      Value
---------------------------------------------------------------------------------------------------------

COMMON STOCKS (2.4%)

               BANK (0.1%)
       5,000   Princeton National Bancorp, Inc.............................................     $ 80,500
                                                                                             -----------

               CHEMICAL--SPECIALTY (0.1%)
       3,000   NCH Corp....................................................................      133,350
                                                                                             -----------

               COMPUTER & PERIPHERALS (0.1%)
       5,000   Gateway, Inc. (2)...........................................................       52,450
       9,000   MRV Communications, Inc. (2)................................................       62,280
                                                                                             -----------
                                                                                                 114,730
                                                                                             -----------
               COMPUTER SOFTWARE SERVICES (0.1%)
       6,000   Sybase, Inc. (2)............................................................       89,280
                                                                                             -----------

               DIVERSIFIED COMPANIES (0.2%)
       5,000   Honeywell International, Inc................................................      184,350
                                                                                             -----------

               ELECTRIC UTILITY--CENTRAL (0.2%)
       5,000   Reliant Energy, Inc.........................................................      157,500
                                                                                             -----------

               ELECTRONICS (0.0%)
       8,000   SMTC Corp. (2)..............................................................       22,800
                                                                                             -----------

               FINANCIAL SERVICES (0.3%)
       6,000   ABN AMRO Holdings, Inc......................................................      106,740
       4,000   Keycorp.....................................................................      107,000
       5,000   Knight Trading Group, Inc. (2)..............................................       54,400
                                                                                             -----------
                                                                                                 268,140
                                                                                             -----------
               HEALTHCARE INFORMATION SYSTEM (0.1%)
      10,000   Radiologix, Inc. (2)........................................................       46,000
                                                                                             -----------

               HOTEL--GAMING (0.0%)
       5,000   Isle of Capri Casinos Inc. (2)..............................................       41,050
                                                                                             -----------

               MACHINERY (0.1%)
       3,000   York International Corp.....................................................       99,360
                                                                                             -----------

               MARITIME (0.1%)
       7,500   OMI Corporation (2).........................................................       35,925
       5,000   Transportation Maritima Mexica (2)..........................................       35,250
                                                                                             -----------
                                                                                                  71,175
                                                                                             -----------


--------------------------------------------------------------------------------
10

                                               Value Line Agressive Income Trust

                                                       July 31, 2001 (unaudited)

--------------------------------------------------------------------------------


    Number of
     Shares                                                                                      Value
---------------------------------------------------------------------------------------------------------

               METALS & MINING--DIVERSIFIED (0.1%)
       3,000   Stillwater Mining Co.(2)....................................................     $ 77,400
                                                                                             -----------

               OILFIELD SERVICES/EQUIPMENT (0.1%)
       4,500   Rowan Companies, Inc. (2)...................................................       86,580
                                                                                             -----------

               PETROLEUM--PRODUCING (0.0%)
      10,000   Abraxas Petroleum Corp. (2).................................................       35,017
                                                                                             -----------

               PETROLEUM--INTEGRATED (0.1%)
       3,000   USX Marathon Group Inc. ....................................................       89,010
                                                                                             -----------

               TELECOMMUNICATION EQUIPMENT (0.3%)
       7,000   ADC Telecommunications, Inc. (2)............................................       35,350
       3,000   Scientific Atlanta, Inc.....................................................       76,350
       2,000   TRW Inc.....................................................................       88,500
       3,000   Tellabs Inc. (2)............................................................       49,410
                                                                                             -----------
                                                                                                 249,610
                                                                                             -----------

               TELECOMMUNICATION SERVICES (0.1%)
      17,657   GST Telecommunications, Inc. (2)............................................           88
       3,084   Unitedglobalcom, Inc. Class "A".............................................       20,786
       5,000   Worldcom Inc./Worldcom Group (2)............................................       70,000
                                                                                             -----------
                                                                                                  90,874
                                                                                             -----------

               THRIFT (0.1%)
       4,000   Sovereign Bancorp Inc.......................................................       46,880
                                                                                             -----------

               TOBACCO (0.1%)
       3,000   Vector Group, Ltd...........................................................       99,000
                                                                                             -----------

               TRUCKING/TRANSPORTATION LEASING (0.1%)
       3,000   Yellow Corp. (2)............................................................       65,280
                                                                                             -----------
               TOTAL COMMON STOCKS (Cost $2,343,975)  .....................................    2,147,886
                                                                                             -----------


--------------------------------------------------------------------------------
                                                                              11

Value Line Agressive Income Trust

Schedule of Investments                                July 31, 2001 (unaudited)
--------------------------------------------------------------------------------


    Number of
    Shares or
    Principal
     Amount                                                                                      Value
---------------------------------------------------------------------------------------------------------

WARRANTS (0.0%)

               WIRELESS NETWORKING (0.0%)
       1,000   Motient Corp.  (to purchase 1.552 shares of Common Stock,
                 @ $.01/share, expires 3/1/08) (2).........................................      $ 1,000
                                                                                             -----------
               TOTAL WARRANTS (Cost $15,000)  .............................................        1,000
                                                                                             -----------
               TOTAL INVESTMENT SECURITIES (84.1%) (Cost $80,070,146)  ....................   76,934,139
                                                                                             -----------

REPURCHASE AGREEMENT (11.1%)
(including accrued interest)

  $5,200,000   Collateralized by $5,235,000 U.S. Treasury Notes 61/4% due
                 1/31/02, with a value of $5,306,163 (with Morgan Stanley
                 Dean Witter & Co., Inc., 3.80%, dated 7/31/01, due 8/1/01
                 delivery value $5,200,549)...............................................   $ 5,200,549

   5,000,000   Collateralized by $4,925,000 U.S. Treasury Notes 53/4% due 11/30/02,
                 with a value of $5,109,688 (with State Street Bank and Trust Co.,
                 3.80%, dated 7/31/01, due 8/1/01 delivery value $5,000,528)...............    5,000,528
                                                                                            ------------
               TOTAL REPURCHASE AGREEMENTS (Cost $10,201,077)  ............................   10,201,077
                                                                                            ------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (4.8%)  ....................................    4,350,372
                                                                                             -----------

NET ASSETS (100.0%) ....................................................................... $ 91,485,588
                                                                                            ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
   PER OUTSTANDING SHARE ($91,485,588 / 18,506,715
   shares of beneficial interest outstanding) .............................................       $ 4.94
                                                                                             -----------




(1)  144A Security where certain conditions for public sale may exist.

(2)  Non-income producing security.

(3) PIK (Payment-in-kind). Dividend or interest payment is made with additional securities.

(4)  Defaulted security.



See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                               Value Line Agressive Income Trust


Statement of Assets and Liabilities
at July 31, 2001 (unaudited)
--------------------------------------------------------------------------------

                                                                      Dollars
                                                                   in thousands
                                                                    except per
                                                                   share amount)
                                                                   -------------

Assets:
Investment securities,at value
(Cost--$80,070) ..........................................            $  76,934
Repurchase agreement
  (Cost--$10,201) ..........................................             10,201
Cash .......................................................                 72
Receivable for trust shares sold ...........................              2,518
Interest receivable ........................................              1,906
Receivable for securities sold .............................                388
Dividend receivable ........................................                  2
                                                                   -------------
      Total Assets .........................................             92,021
                                                                   -------------
Liabilities:
Dividends payable to shareholders ..........................                147
Payable for securities purchased ...........................                126
Payable for trust shares repurchased .......................                120
Accured expenses:
  Advisory fee .............................................                 45
  Service and distribution plan
    fees payable ...........................................                 20
  Other ....................................................                 77
                                                                   -------------
      Total Liabilities ....................................                535
                                                                   -------------
Net Assets .................................................          $  91,486
                                                                   -------------
Net Assets
Shares of beneficial interest, at $.01
  par value (authorized unlimited,
  outstanding 18,506,715) ..................................          $     185
Additional paid-in capital .................................            157,361
Accumulated net realized loss
  on investments ...........................................            (62,963)
Unrealized net depreciation of
  investments ..............................................             (3,097)
                                                                   -------------
Net Assets .................................................          $  91,486
                                                                   -------------
Net Asset Value, Offering and
  Redemption Price per
  Outstanding Share
  ($91,485,588 / 18,506,715
  shares of beneficial interest
  outstanding) .............................................          $    4.94
                                                                   =============



Statement of Operations
for the  Six Months Ended July 31, 2001 (unaudited)
--------------------------------------------------------------------------------


                                                                    Dollars
                                                                  (in thousands)
                                                                   -------------

Investment Income:
Interest ....................................................           $ 5,533
Dividends ...................................................               207
Other .......................................................                18
                                                                   -------------
                                                                          5,758
                                                                   -------------
Expenses:
Advisory fee ................................................               355
Service and distribution plan fee ...........................               120
Transfer agent fees .........................................                26
Audit and legal fees ........................................                22
Printing,checks and stationary ..............................                20
Registration and filing fees ................................                17
Custodian fees ..............................................                16
Trustees' fees and expenses .................................                11
Postage .....................................................                 9
                                                                   -------------
  Total expenses before
    custody credits .........................................               596
  Less: custody credits .....................................                (4)
                                                                   -------------
    Net Expenses ............................................               592
                                                                   -------------
Net Investment Income .......................................             5,166
                                                                   -------------

Realized and Unrealized Loss
  on Investments
Net realized Loss ...........................................            (4,252)
Net Change in Net Unrealized
  Appreciation(Depreciation) ................................            (1,036)
                                                                   -------------
Net Realized Loss and Change in Net
  Unrealized Appreciation
  (Depreciation) on Investments .............................            (5,288)
                                                                   -------------
Net Decrease in Net Assets
  from Operations ...........................................           $  (122)
                                                                   =============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              13

Value Line Agressive Income Trust


Statement of Changes in Net Assets
for the Six Months Ended July 31, 2001 (unaudited)
and for the Year Ended January 31, 2001
--------------------------------------------------------------------------------

                                                                           Six Months
                                                                              Ended         Year Ended
                                                                          July 31, 2001     January 31,
                                                                           (unaudited)         2001
                                                                           ---------------------------
                                                                                (In thousands)

Operations:
  Net investment income ...............................................      $ 5,166         $ 13,519
  Net realized gain on investments ....................................       (4,252)         (32,040)
  Change in net unrealized (depreciation) appreciation ................       (1,036)          (5,787)
                                                                           ---------------------------
  Net decrease in net assets from operations ..........................         (122)         (24,308)
                                                                           ---------------------------

Distributions to Shareholders
  Net investment income ...............................................       (5,166)         (13,519)

Trust Share Transactions:
  Net proceeds from sale of shares ....................................      113,643          171,332
  Net proceeds from reinvestment of distributions to shareholders .....        3,914            9,639
                                                                           ---------------------------
                                                                             117,557          180,971
  Cost of shares repurchased ..........................................     (137,707)        (195,806)
                                                                           ---------------------------
  Net decrease in net assets from share transactions ..................      (20,150)         (14,835)
                                                                           ---------------------------
Total Decrease in Net Assets ..........................................      (25,438)         (52,662)

Net Assets:
  Beginning of period .................................................      116,924          169,586
                                                                           ---------------------------
  End of period .......................................................     $ 91,486        $ 116,924
                                                                           ===========================


Notes to Financial Statements.

--------------------------------------------------------------------------------
14

                                               Value Line Agressive Income Trust


Notes to Financial Statements                          July 31, 2001 (unaudited)
--------------------------------------------------------------------------------


1. Significant Accounting Policies

Value Line Aggressive Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary investment objective of the Trust is to maximize current income through investment in a diversified portfolio of high-yield fixed-income securities. As a secondary investment objective, the Trust will seek capital appreciation but only when consistent with its primary objective. Lower rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting market risk (general market liquidity) and credit risk (issuers' inability to meet principal and interest payments on their obligations) than are more highly rated securities, which react primarily to movements in the general level of interest rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. The Trustees have determined that the value of bonds and other fixed income corporate securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service that determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Securities, other than bonds and other fixed income securities, not priced in this manner are valued at the midpoint between the latest available and representative bid and asked prices or, when stock exchange valuations are used, at the latest quoted sale price as of the regular close of business of the New York Stock Exchange on the valuation date. Other assets and securities for which market valuations are not readily available are valued at their fair value as the Trustees may determine. Short term instruments with maturities of 60 days or less, at the date of purchase, are valued at amortized cost which approximates market value.

(B) Repurchase Agreements. In connection with repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Distributions. It is the policy of the Trust to distribute all of its net investment income to shareholders. Dividends from net investment income will be declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently if necessary to comply with the Internal Revenue Code. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.


--------------------------------------------------------------------------------
                                                                              15

Value Line Agressive Income Trust

Notes to Finanical Statements
--------------------------------------------------------------------------------


(D) Federal Income Taxes. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(E) Investments. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization, including original-issue discount required for federal income tax purposes on investments, is earned from settlement date and recognized on the accrual basis.

(F) Amortization. As required, effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing premium on debt securities. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis. Prior to February 1, 2001, the Trust did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in a $217,686 reduction in cost of securities and a corresponding $217,686 increase in net unrealized appreciation, based on securities held by the Trust on February 1, 2001.

The effect of this change for the period ended July 31, 2001 was to decrease net investment income by $227,309, increase net unrealized appreciation by $217,686, increase net realized gains by $9,623. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting policy.

2. Trust Share Transactions

Transactions in shares of beneficial interest in the Trust were as follows:



                                                    Six Months
                                                      Ended           Year Ended
                                                   July 31, 2001     January 31,
                                                    (unaudited)         2001
                                                   ----------------------------
                                                            (in thousands)

Shares sold .....................................        22,481         27,956
Shares issued to shareholders
  in reinvestment
  of dividends ..................................           776          1,568
                                                   ----------------------------
                                                         23,257         29,524
Shares repurchased ..............................       (27,065)       (30,698)
                                                   ----------------------------
Net decrease ....................................        (3,808)        (1,174)
                                                   ============================

3. Purchases and Sales of Securities


Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                                         Six Months Ended
                                                          July 31, 2001
                                                            (unaudited)
                                                          --------------
                                                          (in thousands)
PURCHASES:
  Investment Securities .............                         $ 58,209
                                                          ==============
SALES:
  Investment Securities..............                         $ 73,476
                                                          ==============


At July 31, 2001, the aggregate cost of investments in securities including repurchase agreements for federal income tax purposes was $90,558,856. The cost basis has been adjusted for deferral of wash sale losses of $287,633. The aggregate appreciation and depreciation of investments at July 31, 2001 based on a comparison of investment values and their costs for federal income tax purposes, was $3,360,906 and $6,784,546, respectively, resulting in a net depreciation of $3,423,640.



--------------------------------------------------------------------------------
16

                                               Value Line Agressive Income Trust

                                                       July 31, 2001 (unaudited)

--------------------------------------------------------------------------------


For federal income tax purposes, the Trust had a capital loss carryover at January 31, 2001 of $43,335,980, of which $2,386,247 will expire in 2003,
$2,530,550 in 2007,  $17,496,400 in 2008 and  $20,922,783 in 2009. To the extent future capital gains are offset by such capital losses, the Trust does not anticipate distributing any such gains to the shareholders.

4.  Investment   Advisory  Contract,   Management  Fees  and  Transactions  With
Affiliates

An advisory fee of $355,243 was paid or payable to Value Line, Inc., the Trust's investment adviser, (the "Adviser"), for the six months ended July 31, 2001. This was computed at an annual rate of .75 of 1% per year on the first $100 million of the Trust's average daily net assets for the period, and .50 of 1% on the average daily net assets in excess thereof. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services and office space. The Adviser also provides persons, satisfactory to the Trust's Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc., a subsidiary of the Adviser (the "Distributor") for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $119,953 were paid or payable to the Distributor under this Plan for the six months ended July 31, 2001.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Trust's distributor and a registered broker/dealer), are also officers and Trustees of the Trust. At July 31, 2001, the Adviser and certain officers and Trustees owned 103,360 shares of beneficial interest in the Trust, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------
                                                                              17

Value Line Agressive Income Trust

Financial Highlights
--------------------------------------------------------------------------------


Selected data for a share of capital stock outstanding throughout each period:

                                     Six Months Ended                                     Years Ended January 31,
                                      July 31, 2001   --------------------------------------------------------------------------
                                       (Unaudited)          2001          2000           1999             1998            1997
                                    --------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...........   $      5.24       $      7.22     $      7.45    $      8.66     $      8.21     $      7.64
                                    --------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income .........          0.27(1)           0.66            0.73           0.78            0.72            0.75
  Net gains or losses on
    securities (both realized
    and unrealized) .............         (0.30)(1)         (1.98)          (0.23)         (1.21)           0.45            0.57
                                    --------------------------------------------------------------------------------------------
  Total from investment
    operations ..................         (0.03)            (1.32)           0.50           (.43)           1.17            1.32
                                    --------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net
    investment income ...........         (0.27)            (0.66)          (0.73)         (0.78)          (0.72)          (0.75)
                                    --------------------------------------------------------------------------------------------
Net asset value, end of period ..   $      4.94       $      5.24     $      7.22    $      7.45     $      8.66     $      8.21
                                    ============================================================================================
Total return ....................         (0.50%)+         (19.14%)          7.16%         (5.13%)         14.97%          18.12%
                                    ============================================================================================
Ratios/Supplemental Data
Net assets, end of period
  (in thousands) ................   $    91,486       $   116,924     $   169,586    $   174,805     $   146,712     $    83,765
Ratio of expenses to
  average net assets ............          1.24%(3)*         1.04%(3)         .82%(3)        .81%(2)         .95%(2)         1.1%(2)
Ratio of net investment income
  to average net assets .........         10.73%(1)*        10.61%          10.04%          9.81%           8.60%           9.70%
Portfolio turnover rate .........            71%              184%            154%           140%            251%            276%

(1) As required, effective February 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended July 31, 2001 was to decrease net investment per share by $.01, increase net realized and unrealized gains and losses per share by $.01 and decrease the ratio of net investment income to average net assets from 11.20% to 10.73%. Per share and ratios for the period prior to February 1, 2001 have not been restated to reflect this change in accounting policy.

(2)  Before offset of custody credits.

(3) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.

+    Not annualized.

*    Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
18

                                               Value Line Agressive Income Trust


--------------------------------------------------------------------------------




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--------------------------------------------------------------------------------








--------------------------------------------------------------------------------
                                                                              19

Value Line Agressive Income Trust



                         The Value Line Family of Funds
--------------------------------------------------------------------------------


1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983-- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986-- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995-- Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


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